Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations [Abstract]
Schedule of Intangible Assets

Acquired		Accumulated	Net carrying		Ending
intangible assets December 31, 2023	Cost	amortization	amount	Impairment	Balance
Technology	$2,500	$234	$2,266	$2,266	$—
	$2,500	$234	$2,266	$2,266	$—

Acquired		Accumulated	Net carrying		Ending
intangible assets at December 31, 2022	Cost	amortization	amount	Impairment	Balance
Technology	$15,976	$1,498	$14,478	$11,978	$2,500
Customer contracts and relationships	1,048	168	880	880	—
Non-compete agreement	255	96	159	159	—
	$17,279	$1,762	$15,517	$13,017	$2,500

	December 31, 2023	December 31, 2022
ERP management reporting software system	$1,406	$2,714
Intellectual property acquired from Ballard Motive Solutions (note 7)	—	2,500
	$1,406	$5,214

Schedule of Discontinued Operations
Net loss from discontinued operations for the years ended December 31, 2023 and 2022 is comprised of the following:

	2023	2022
Product and service revenues	$934	$1,926
Cost of product and service revenues	607	1,713
Gross margin	327	213

Total operating expense	(7,913)	(13,784)
Finance income and other	337	(4)
Impairment charges on intangible assets	(2,266)	(13,017)
Impairment charges on goodwill	(23,991)	—
Recovery on settlement of contingent consideration	—	9,891
Income tax recovery	—	3,578
Net loss from discontinued operations	$(33,506)	$(13,123)

Net cash flows from discontinued operations for the years ended December 31, 2023 and 2022 is as follows:

	2023	2022
Cash used in operating activities	$(3,601)	$(12,259)
Cash provided by (used in) investing activities	47	(78)
Cash used in financing activities	(234)	(210)
Cash used in discontinued operations	$(3,788)	$(12,547)